Note 2 - Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Note 2 - Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended
	March 31
(in thousands, except per share amounts)	2015	2014

Numerator

Net income (loss) from continuing operations	$(260)	$2,360

Net loss from discontinued operations	$-	$(221)

Net income (loss)	$(260)	$2,139

Denominator

Weighted-average common shares outstanding	25,286	19,449

Shares used in calculation - basic	25,286	19,449

Shares issuable for stock options and warrants	-	8,717

Shares used in calculation - diluted	25,286	28,166

Net income (loss) per share from continuing operations

Basic	$(0.01)	$0.12

Diluted	$(0.01)	$0.08

Net loss per share from discontinued operations

Basic	$-	$(0.01)

Diluted	$-	$(0.01)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	2015

(Dollars in thousands)	Level I	Level II	Level III	Total
Certificates of deposit	$122	$-	$-	$122
Total assets	$122	$-	$-	$122

Warrant liabilities	$-	$-	$38,111	$38,111
Total liabilities	$-	$-	$38,111	$38,111

	Balance at December 31, 2013

(Amounts in thousands)	Level I	Level II	Level III	Total
Certificates of deposit	175	-	-	175
Total assets	175	-	-	175

Warrant liabilities	-	-	16,347	16,347
Total liabilities	-	-	16,347	16,347
	Balance at December 31, 2014

(Amounts in thousands)	Level I	Level II	Level III	Total
Certificates of deposit	122	-	-	122
Total assets	122	-	-	122

Warrant liabilities	-	-	40,585	40,585
Total liabilities	-	-	40,585	40,585

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Level III
Warrant
(Dollars in thousands)	Liabilities
Balance as of December 31, 2014	$40,585
Issuance of warrants	-
Change in fair value	(2,474)
Balance as of March 31, 2015	$38,111

Level III
Warrant
(Dollars in thousands)	Liabilities
Balance as of December 31, 2012	$14,658
Reclassification to equity	(156)
Change in fair value	(5,392)
Issuance of Warrants	7,237
Balance as of December 31, 2013	$16,347

Issuance (exercise) of warrants, net	4,384
Change in fair value	19,897
Expiration of warrants	(43)
Balance as of December 31, 2014	$40,585

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross			Amortization
(In thousands)	Carrying	Accumulated	Net	Period
	Amount	Amortization	Balance	(in years)
Intellectual property	$519	$(423)	$96	6

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(In thousands)
Year	Amount
2015 (9 months)	$12
2016	$16
2017	$16
2018	$16
2019	$16

(In thousands)
Year	Amount
2015	$16
2016	$16
2017	$16
2018	$16
2019	$16

Employees and Directors [Member]
Note 2 - Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Avg.
	Shares	Exercise Price
Balance December 31, 2014	378,000	$19.59

Granted	1,300,000	$2.20
Cancelled	(1,000)	$45.20

Balance March 31, 2015	1,677,000	$6.22

Non-employees [Member]
Note 2 - Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Avg.
	Shares	Exercise Price
Balance December 31, 2014	21,000	$28.40

Granted	-	$-
Cancelled	-	$-

Balance March 31, 2015	21,000	$28.40